UNREALIZED LOSSES ON SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule of Investment Securities [Line Items]
Net accretion	$ 229	$ 549	$ 565
Income tax effect	$ 118	$ 282	$ 290
Number of positions that are impaired	28